Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Principal Accounting Policies
Basis of presentation, principles of consolidation, and cost allocations

(a) Basis of presentation, principles of consolidation, and cost allocations

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and the subsidiaries of the VIEs. The consolidated financial statements have been prepared in accordance with U.S. GAAP and on a going concern basis. All significant transactions and balances among the Company, its subsidiaries, its VIEs and the subsidiaries of the VIEs have been eliminated upon consolidation. The Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) 810 Consolidation, because Fenghuang On-line and Qieyiyou hold all the variable interests of the VIEs and have been determined to be the primary beneficiaries of the VIEs (see Note 1).

The Group and Phoenix TV Group have engaged in various mutual cooperation activities in content, branding, promotions, technical support and corporate management. The Group entered into a cooperation agreement (“Agreement”) with Phoenix TV which stipulates the costs and expenses charged to the Group related to content and other services provided by Phoenix TV Group. Based on the Agreement, the Group paid to Phoenix TV Group 50% of the after-tax revenues earned from sublicensing Phoenix TV Group’s video content to third parties, plus a fixed amount of payment to cover other services provided by Phoenix TV Group. The fixed amount was RMB1.6 million for the first year of the Agreement, and increased by 25% annually. The Agreement was effective as of January 1, 2010 and expired on May 27, 2016. The Group and Phoenix TV Group entered into a new set of agreements (“New Agreements”), effective as of May 27, 2016 and will expire on May 26, 2019, to amend and replace the previous Agreement and provide the terms of continued cooperation. The fees payable to Phoenix TV Group by the Group are RMB10.0 million for the first year of the New Agreements, which will incrementally increase by 15% for each subsequent year of the New Agreements. Unlike the Agreement, the New Agreements do not grant the Group the right to sublicense Phoenix TV Group’s copyrighted content to third parties. As such, the Group does not incur such revenue sharing fee to Phoenix TV Group accordingly. The Group and Phoenix TV Group entered into new trademark license agreements in December 2017, which became effective on December 8, 2017 and will expire on December 7, 2020. These agreements no longer allow the Group to use the double-phoenix logo of Phoenix TV Group on a stand-alone basis and have increased the annual license fee payable to Phoenix TV Group from a total of US$10,000 to the greater of 2% of the annual revenues of Tianying Jiuzhou and Yifeng Lianhe or US$100,000 for each company.

Apart from the above cooperation agreements, Phoenix TV Group also paid certain expenses on behalf of the Group, such as data line usage and other general and administrative expenses, which the Group needed to settle with Phoenix TV Group based on the actual amount, and were recorded in the consolidated statements of comprehensive income/(loss). The Group also earned and recorded advertising revenues from Phoenix TV Group by providing joint advertising campaign solutions together with Phoenix TV Group to Phoenix TV Group’s advertisers or from providing the advertising and promotion services directly to Phoenix TV Group by entering into advertising-for-advertising barter transactions.

Use of estimates

(b) Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates. The Group bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Business combinations and noncontrolling interests

(c) Business combinations and noncontrolling interests

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 Business Combinations. The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers and liabilities incurred by the Group and equity instruments issued as well as the contingent considerations as of the acquisition date. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable tangible and intangible net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income/(loss). During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of comprehensive income/(loss).

In a business combination achieved in stages, the Group re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of comprehensive income/(loss).

When there is a change in ownership interests or a change in contractual arrangements that results in a loss of control of a subsidiary, the Group deconsolidates the subsidiary from the date control is lost. Any retained noncontrolling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

For the Group’s non-wholly owned subsidiaries, a noncontrolling interest is recognized to reflect portion of equity that is not attributable, directly or indirectly, to the Group. When the noncontrolling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Group, the noncontrolling interest is classified as mezzanine equity. Transactions with changes in the Group's ownership interest while it retains its controlling financial interest in its subsidiary shall be accounted for as equity transactions. Therefore, no gain or loss shall be recognized in the consolidated statements of comprehensive income/(loss). The carrying amount of the noncontrolling interest shall be adjusted to reflect the change in its ownership interest in the subsidiary. Any difference between the fair value of the consideration received or paid and the amount by which the noncontrolling interest is adjusted shall be recognized in equity attributable to the Group. Consolidated net income/(loss) in the consolidated statements of comprehensive income/(loss) includes net income or loss attributable to noncontrolling interests. The cumulative results of operations attributable to noncontrolling interests, along with adjustments for share-based compensation expense arising from outstanding share-based awards relating to the subsidiaries' shares, are also recorded as noncontrolling interests in the Group’s consolidated balance sheets. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows.

Foreign currency translation

(d) Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The Company’s operations in the PRC and other regions use their respective currencies as their functional currencies. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use U.S. dollars or Hong Kong dollars as their functional currency, have been translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”). Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and have been shown as a component of other comprehensive loss or income in the consolidated statements of shareholders’ equity and the consolidated statements of comprehensive income/(loss).

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing on the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies on the balance sheet date are remeasured at the applicable rates of exchange in effect on that date. Foreign currency exchange gain or loss resulting from the settlement of such transactions and from remeasurement at period-end is recognized in foreign currency exchange gain or loss in the consolidated statements of comprehensive income/(loss).

Convenience translation

(e) Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.8755 on December 31, 2018 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Fair value of financial instruments

(f) Fair value of financial instruments

U.S. GAAP establishes a three-tier hierarchy to prioritize the inputs used in the valuation methodologies in measuring the fair value of financial instruments. This hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three-tier fair value hierarchy is:

Level 1— Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2— Include other inputs that are directly or indirectly observable in the marketplace

Level 3— Unobservable inputs which are supported by little or no market activity

U.S. GAAP describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset. In some circumstances, a combined approach of the aforementioned three approaches may be used to measure the fair values.

The Group’s financial instruments include cash equivalents, term deposits, short term investments, restricted cash, accounts receivable, amounts due from related parties, prepayments and other current assets, financial assets — contingent returnable consideration, convertible loans due from a related party, available-for-sale debt investments, equity investments without readily determinable fair values, accounts payable, amounts due to related parties, salary and welfare payable, accrued expense, short-term bank loans and other current liabilities and other non-current assets. Refer to Note 20 for details.

Cash and cash equivalents

(g) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted to withdrawal or use, and which have original maturities of three months or less.

Term deposits, short term investments

(h) Term deposits, short term investments

Term deposits represent term deposits placed with banks with original maturities of more than three months and up to one year.

Short term investments represent investments in financial instruments with a variable interest rate indexed to performance of underlying assets and investments that the Group has positive intent and ability to hold to maturity, all of which are with original maturity of less than 12 months.

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Fair value is estimated based on quoted prices of similar products provided by banks at the end of each period. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Please see Note 20 for additional information.

Restricted cash	(i) Restricted cash Restricted cash represents deposits placed as guarantee of banking facility which are restricted to withdrawal or usage.
Accounts receivable, net

(j) Accounts receivable, net

Accounts receivable is the Group’s right to consideration that is unconditional, and the right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected. Many factors are considered in estimating the general allowance, including but not limited to reviewing accounts receivable balances, historical bad debt rates, aging analysis, customer credit worthiness and industry trend analysis. The Group also makes the specific allowance if there is evidence showing that the receivable is unlikely to be collected. Accounts receivable balances are written off against the allowance when they are determined to be uncollectible. All accounts receivable balances are presented as accounts receivables, net in the consolidated balance sheets. Refer to Note 5 for details.

Convertible loans due from a related party

(k) Convertible loans due from a related party

Convertible loans due from a related party represent short-term loans advanced to a related party of which the Group may at its option to convert all or a portion into preferred shares. The Group has determined that the convertible loans are not within the scope ASC 320 Investment — debt and equity securities and therefore are accounted for under ASC 310 Receivables. The conversion features were considered as embedded derivatives that do not meet the criteria to be bifurcated under ASC 815‑15‑25‑1 and were accounted for in a similar method as for the short-term loans advanced to a related party. The Group accounts for the convertible loans due from a related party at an amortized cost basis after deduction of any other-than-temporary impairment loss and reviews for impairment on a regular basis.

Property and equipment, net

(l) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the following estimated useful lives on a straight-line basis:

Estimated Useful Lives
Computers	3 years
Equipment, furniture and motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income/(loss).

Intangible assets, net

(m) Intangible assets, net

Intangible assets acquired through business acquisitions are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets mainly consist of computer software purchased from unrelated third parties, operating rights for licensed games, licensed copyrights of reading content, user base, and trademark and domain names. Intangible assets are stated at cost less impairment and accumulated amortization, which is computed using the straight-line method over the estimated useful lives of the assets. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Estimated Useful Lives
Computer software	5 years
Trademark and domain names	10 years
Licensed copyrights of reading content	Lesser of the licensed period or 5 years
User base	0.8 years
Licensed games	Estimated life cycle

The Group amortizes the licensed copyrights in “cost of revenues” on a straight-line basis. If expectations of the usefulness of a reading content are revised downward, the unamortized cost is written down to the estimated net realizable value. A write-down from unamortized cost to a lower estimated net realizable value establishes a new cost basis.

Available-for-sale debt investments

(n) Available-for-sale debt investments

In accordance with ASC 320 Investments-Debt and Equity Securities, the Group classifies the investments in debt securities as “held-to-maturity”, “trading” or “available-for-sale”. The securities that the Group has positive intent and ability to hold to maturity are classified as held-to-maturity securities. The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Investments that have readily determinable fair values not classified as trading or as held-to-maturity are classified as available-for-sale debt investments. Available-for-sale debt investments are reported at fair value, which is estimated by management after considering an independent appraisal performed by a reputable appraisal firm, with unrealized gains and losses, if any, recorded in the accumulated other comprehensive loss or income in shareholder’s equity. The tax effects of the unrealized gains and losses of the available-for-sale debt investments should be recorded net against the pre-tax changes in other comprehensive income. An impairment loss on the available-for-sale debt investments would be recognized in the consolidated statements of comprehensive income/(loss) when the decline in value is determined to be other-than-temporary. Investments with maturities of greater than 12 months are recorded in non-current assets.

Equity investments

(o) Equity investments

Investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323 Investments-Equity Method and Joint Ventures. The Group adjusts the carrying amount of equity method investment for its share of the income or losses of the investee and reports the recognized income or losses in the consolidated statements of comprehensive income/(loss). The Group’s share of the income or losses of an investee are based on the shares of common stock and in-substance common stock held by the Group.

The Group adopted ASU 2016-1 Recognition and Measurement of Financial Assets and Financial Liabilities, beginning from January 1, 2018, and the cumulative effect of initially applying the guidance to the financial statements of prior periods at January 1, 2018 was not material. Prior to adopting ASU 2016-1, the Group accounted as cost method investments for its investments in investees that do not have readily determinable fair value and over which the Group does not have significant influence, in accordance with ASC 325-20, Investments-Other: Cost Method Investments. After the adoption of ASU 2016-1, the Group measures equity investments, other than those accounted for under the equity method, at fair value through net income/(loss). For investments in equity securities lacking of readily determinable fair values, the Group has elected to use the measurement alternative defined as cost, less impairments, adjusted by observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

An impairment loss on the equity investments is recognized in the consolidated statements of comprehensive income/(loss) when the decline in value is determined to be other-than-temporary.

Goodwill

(p) Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed in a business combination. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Group first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed.

In performing the two-step quantitative impairment test, the first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit.

Impairment of long-lived assets

(q) Impairment of long-lived assets

Long-lived assets such as property and equipment and intangible assets are reviewed for impairment whenever events or changes in the circumstances indicate that the carrying value of an asset may not be recoverable. When these events occur, the Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flows associated from the use of the asset and its eventual disposition, and recognize an impairment of long-lived assets when the carrying value of such assets exceeds the estimated future undiscounted cash flows such assets is expected to generate. If the Group identifies an impairment, the Group reduces the carrying amount of the assets group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values.

Adoption of ASC 606, Revenue from Contracts with Customers

(r) Adoption of ASC 606 Revenue from Contracts with Customers

Beginning from January 1, 2018, the Group was required to adopt and adopted a new accounting standard of ASC 606 Revenue from Contracts with Customers. The main impact of applying the new accounting standard on the Group's financial results by applying the modified retrospective method mainly include, (1) the reclassification of sales taxes and related surcharges from cost of revenues to a reduction of revenues, and (2) revenues and expenses from some advertising barter transactions will be recognized beginning from January 1, 2018 in accordance with the new guidance, as the provision of ASC 605 exempting some advertising-for-advertising barter transactions, for which the fair value of the advertising services surrendered or received was not determinable, from being reported at fair value has been superseded. The sales taxes and related surcharges were RMB123.0 million (US$17.9 million) for the year ended December 31, 2018, which were excluded from cost of revenues and recorded as a reduction item of revenues. Total revenues from advertising-for-advertising barter transactions of RMB4.7 million (US$0.7 million) and total costs and expenses from advertising-for-advertising barter transactions of RMB4.8 million (US$0.7 million) were recognized in the year ended December 31, 2018. By applying the modified retrospective method under ASC 606, the financial statements of prior periods are not retrospectively adjusted and the cumulative effect of initially applying the guidance at January 1, 2018, which was recorded as an adjustment to the balance of retained earnings and advance from customers as of January 1, 2018, was not material. Accordingly, the financial data presented in the Group's financial statements for the year ended December 31, 2018 were in accordance with ASC 606 while all financial data presented for the years ended December 31, 2016 and 2017 were in accordance with ASC 605 Revenue Recognition.

Impact of applying ASC 606 on the Company's financial results for the year ended December 31, 2018 as compared to ASC 605 was as follows (in thousands):

	For the Year Ended December 31, 2018
		Adjustments
		Sales Taxes		Contract
		And Related	Barter	Fulfillment
	ASC 605	Surcharges	Transactions	Costs	ASC 606
	RMB	RMB	RMB	RMB	RMB
Revenues	1,495,691	(122,962)	4,650	—	1,377,379
Net advertising revenues	1,306,930	(113,309)	4,650	—	1,198,271
Paid services revenues	188,761	(9,653)	—	—	179,108
Cost of revenues	(719,213)	122,962	(454)	157	(596,548)
Gross profit	776,478	—	4,196	157	780,831
Operating expenses	(900,536)	—	(4,317)	—	(904,853)
Sales and marketing expenses	(533,245)	—	(4,317)	—	(537,562)
Loss from operations	(124,058)	—	(121)	157	(124,022)

The adoption of ASC 606 did not change the Group’s consolidated balance sheets, consolidated statements of cash flows, or consolidated statements of shareholders' equity as of or for the year ended, December 31, 2018.

The following table presents the Group's revenues disaggregated by products and services (in thousands):

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net advertising revenues	1,232,210	1,353,480	1,198,271	174,281
Paid services revenues	212,697	221,612	179,108	26,050
Revenues from digital entertainment	158,752	180,030	132,319	19,245
Revenues from games and others	53,945	41,582	46,789	6,805
Total	1,444,907	1,575,092	1,377,379	200,331

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Contract asset represents the Group’s right to consideration in exchange for goods or services that it has transferred to a customer when that right is conditioned on something other than the passage of time (for example, the entity’s future performance). Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing, when the Group has satisfied its performance obligations and has the unconditional right to payment. Contract assets as of December 31, 2018 were not material.

If a customer pays consideration, or the Group has a right to an amount of consideration that is unconditional (that is, a receivable), before the Group transfers a good or service to the customer, the Group shall present the contract as a contract liability when the payment is made or the payment is due (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which it has received consideration (or an amount of consideration is due) from the customer. Receipts in advance and deferred revenue relate to unsatisfied performance obligations at the end of the period and primarily consist of fees received from advertisers. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following reporting period. Contract liability is presented as advances from customers in the balance sheet. Revenue recognized for the year ended December 31, 2018 that was included in the contract liability balance at the beginning of the period was RMB47.7 million (US$6.9 million).

The assets recognized for costs incurred to fulfill contracts shall be amortized on a systematic basis that is consistent with the transfer to the customer of the goods or services to which the asset relates. As of December 31, 2018, the costs incurred to fulfill contracts recognized as assets were RMB0.2 million (US$0.02 million).

Practical expedients

The Group has used the following practical expedients as allowed under ASC 606:

i.The transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied, has not been disclosed as substantially all of the Group's contracts have duration of one year or less.

ii.Payment terms and conditions vary by contract type, although terms generally include a requirement of prepayment or payment within one year or less. In instances where the timing of revenue recognition differs from the timing of invoicing, the Group has determined that its contracts generally do not include a significant financing component.

iii.The Group generally expenses sales commissions when incurred because the amortization period would be one year or less. These costs are recorded within sales and marketing expenses.

Revenue recognition

(s) Revenue recognition

According to ASC 606, revenue is recognized when control of the promised services is transferred to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those services. The recognition of revenues involves certain management judgments, including the estimation of the fair value of the noncash transaction, estimated lives of virtual items purchased by game players, and volume sales rebates. The Group does not believe that significant management judgments are involved in revenue recognition, but the amount and timing of the Group’s revenues could be different for any period if management made different judgments or utilized different estimates.

The Group adopts the five-step model for recognizing revenue from contracts with customers:

Step 1: Identify the contract(s) with a customer,

Step 2: Identify the performance obligations in the contract,

Step 3: Determine the transaction price,

Step 4: Allocate the transaction price to the performance obligations in the contract,

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

(i)          Net advertising revenues

Advertising revenues are derived principally from advertising contracts with customers where the advertisers pay to place their advertisements on the Group’s ifeng.com, mobile Internet website i.ifeng.com and its mobile applications in different formats over a particular period of time. Such formats generally include but are not limited to banners, news feed, text-links, videos, logos, buttons and rich media. The Group's performance obligations are to place the customers' advertisements on different spots, in different formats and at different times.

The Group's contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates revenues to each performance obligation based on its relative standalone selling price. The Group generally determines standalone selling prices of each distinct performance obligation based on the prices charged to customers when sold on a standalone basis. Where standalone selling price is not directly observable, the Group generally estimates selling prices based on the publicly published advertising rate card, times the relevant discount rates,  taking into considerations of the historical trend, the pricing of advertising areas sold with similar popularities, advertisements with similar formats and quoted prices from competitors, and other relevant market conditions.

The Group recognizes revenue on the satisfied performance obligations and defers the recognition of revenue for the estimated value of the undelivered elements until the remaining performance obligations have been satisfied. When all of the elements within an arrangement are delivered uniformly over the agreement period, the revenues are recognized on a straight-line basis over the contract period.

Currently the advertising business has three main types of pricing models, consisting of the Cost Per Day ("CPD") model, the Cost Per Impression (“CPM”) model, and the Cost Per Click (“CPC”) model.

CPD model

Under the CPD model, a contract is signed to establish a fixed price for the advertising services to be provided over a period of time. Given the advertisers benefit from the displayed advertising evenly, the Group recognizes revenue on a straight-line basis over the period of display, provided all revenue recognition criteria have been met.

CPM model

Under the CPM model, the unit price for each qualifying display is fixed and stated in the contract with the advertiser. A qualifying display is defined as the appearance of an advertisement, where the advertisement meets criteria specified in the contract. Given that the fees are priced consistently throughout the contract and the unit prices are consistent with the Group's pricing practices with similar customers, the Group recognizes revenue based on the fixed unit prices and the number of qualifying displays upon occurrence of display, provided and all revenue recognition criteria have been met.

CPC model

Under the CPC model, there is no fixed price for advertising services stated in the contract with the advertiser and the unit price for each click is auction-based. The Group charges advertisers on a per-click basis, when the users click on the advertisements. Given that the fees are priced consistently throughout the contract and the unit prices are consistent with the Group’s pricing practices with similar customers, the Group recognizes revenue based on qualifying clicks and the unit price upon the occurrence of a click, provided all revenue recognition criteria have been met.

Agency service fees to third-party advertising agencies

Certain customers may receive sales rebates, which are accounted for as variable consideration. The Group estimates annual expected revenue volume of each individual agent with reference to their historical results. The sales rebate will reduce revenues recognized. The Group recognizes revenue for the amount of fees it receives from its advertisers, after deducting sales rebates and net of value-added tax (“VAT”) and related surcharges. The Group believes that there will not be significant changes to its estimates of variable consideration.

The Group has estimated and recorded RMB169.6 million, RMB223.3 million and RMB215.2 million (US$31.3 million) in agency service fees to third-party advertising agencies for the years ended December 31, 2016, 2017 and 2018, respectively.

Noncash transactions

The Group enters into contracts with certain customers involving consideration in a form other than cash. The noncash consideration (or promise of noncash consideration) shall be measured at fair value. If the Group cannot reasonably estimate the fair value of the noncash consideration, it shall measure the consideration indirectly by reference to the standalone selling price of the goods or services promised to the customer (or class of customer) in exchange for the consideration. The Group recognized revenue from noncash transactions involving exchanging advertising services for advertisement, content, technical, application pre-installation services and others amounted to RMB2.8 million, RMB4.4 million and RMB17.8 million (US$2.6  million) for the years ended December 31, 2016, 2017 and 2018, respectively, of which RMB4.7 million (US$0.7 million) representing revenue from advertising-for-advertising barter transactions for the year ended December 31, 2018.

(ii)        Paid services revenues

Paid services revenues comprise of (i) revenues from digital entertainment, which includes digital reading and MVAS, and (ii) revenues from games and others, which includes web-based games, mobile games, content sales, and other online and mobile paid services through the Group’s own platforms.

Digital entertainment

Digital entertainment revenues mainly comprised of revenues generated from digital reading and MVAS.

Digital reading

Digital reading revenues are derived from providing fee-based internet literatures from writers and digital format books licensed from third-party publishers to customers on both of the Group’s PC and mobile platforms, and on third-party platforms. Most revenues generated from digital reading are recorded on a gross basis and recognized evenly over the subscription period, or in the period in which a pay-per-view service is provided, as the Group is responsible for providing the desired services to the customers and has primary responsibility and broad discretion to establish price, therefore the Group is considered the primary obligor in these transactions. Digital reading revenues generated from third-party platforms are recorded on a net basis.

MVAS

MVAS revenues are derived from providing mobile phone users with mobile newspaper services, mobile game services delivered through the telecom operators' platforms, mobile video services, wireless value-added services ("WVAS") through telecom operators' platforms. Revenues from MVAS are charged on a monthly or per-usage basis, and are recognized in the period in which the service is performed, provided that no significant obligation remains, collection of the receivables is reasonably assured and the amounts can be accurately estimated. Most revenues from mobile newspaper services, mobile video services and most WVAS are recorded on a net basis as the Group is acting as an agent of operators in these transactions.

Games and others

Games and others include web-based games, mobile games, content sales, and other online and mobile paid services through the Group’s own platforms. Revenues from these services are recognized over the periods in which the services are performed, provided that no significant obligations remain, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

For web-based game services, all of the web-based games provided on the Group’s platforms are developed by third-party game developers and can be accessed and played by game players without downloading separate software. The Group primarily views the game developers to be its customers and considers its responsibility under its agreements with the game developers to be promotion of the game developers’ games. The Group collects payments from game players in connection with the sale of in-game virtual currencies and remits certain agreed-upon percentages of the proceeds to the game developers. Revenue from the sale of in-game virtual currency is recorded net of remittances to game developers and deferred until the estimated consumption date of the virtual items, which is within a short period of time, typically a few days, after purchase of the in-game virtual currency.

The Group generates revenues from licensing video or text contents to third parties. For such content sales transactions, the Group earns up-front fixed- amount license fees or revenue sharing fees based on pre-agreed percentage. The Group views the third parties as customers and recognizes revenues on a net basis during the licensing periods.

Sales taxes and related surcharges and other surcharges

(t) Sales taxes and related surcharges and other surcharges

The Group is subject to value-added tax ("VAT") and related surcharges on the revenues earned for services provided in the PRC. The primary applicable rate of VAT is 6.0% for the years ended December 31, 2016, 2017 and 2018. The Group is also subject to a cultural development fee on the provision of advertising services in the PRC and the applicable tax rate is 3% of the net advertising revenues. The VAT and the cultural development fee were included in the cost of revenues under ASC 605 for the years ended December 31, 2016 and 2017, and have been recorded as a reduction item of revenues under ASC 606 since January 1, 2018.

Other surcharges mainly comprised of urban maintenance and construction tax and education surcharges. The urban maintenance and construction tax are charged at 7%,  5% or 1% of the amount of VAT actually paid depending on where the taxpayer is located. Education surcharges are charged at 3% of the amount of VAT actually paid and local education surcharges are charged at 2% or 1% of the amount of VAT actually paid depending on where the taxpayer is located. The urban maintenance and construction tax, education surcharges and local education surcharges are recorded in the cost of revenues in the consolidated statements of comprehensive income/(loss).

The sales taxes and related surcharges and other surcharges for the years ended December 31, 2016, 2017 and 2018 were RMB119.8 million, RMB133.2 million and RMB127.6 million (US$18.6 million), respectively.

Cost of revenues

(u) Cost of revenues

The Group’s cost of revenues consists primarily of (i) revenue sharing fees, including service fees retained by mobile telecommunications operators, which are recognized as cost of revenues for revenues recorded on gross basis and revenue sharing fees paid to the Group’s channel and content partners, (ii) content and operational costs, including personnel-related cost associated with content production and certain advertisement sales support personnel, content procurement costs to third-party professional media companies and to Phoenix TV Group, direct costs related to in-house content production, channel testing costs, rental cost, depreciation and amortization, the urban maintenance and construction tax, education surcharges and local education surcharges, and other miscellaneous costs, and (iii) bandwidth costs.

Sales and marketing expenses

(v) Sales and marketing expenses

Sales and marketing expenses comprise primarily of: (i) personnel-related expenses including sales commissions related to the sales and marketing personnel; (ii) advertising and promotion expenses including traffic acquisition expenses; and (iii) rental expense, depreciation and amortization expenses. The Group expenses advertising costs as incurred. Total advertising and promotion expenses including traffic acquisition expenses were RMB160.1 million, RMB329.7 million and RMB376.7 million (US$54.8 million), for the years ended December 31, 2016, 2017 and 2018, respectively. Total advertising and promotion expenses from advertising-for-advertising barter transactions of RMB4.3 million (US$0.6 million) were recognized in the year ended December 31, 2018.

Technology and product development expenses

(w) Technology and product development expenses

Technology and product development expenses mainly consist of: (i) personnel-related expenses associated with the development of, enhancement to, and maintenance of the Group’s PC websites, mobile applications and mobile websites; (ii) expenses associated with new technology and product development and enhancement; and (iii) rental expense and depreciation of servers. The Group expenses technology and product development expenses as incurred for all the years presented.

Operating leases

(x) Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease basis and are generally not included in the initial lease terms.

Share-based compensation

(y) Share-based compensation

The Group has incentive plans for the granting of share-based awards, including share options, restricted shares and restricted share units. The Group measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award. The Group recognizes the share-based compensation as costs or expenses in the consolidated statements of comprehensive income/(loss), net of estimated forfeitures, on a graded-vesting basis over the vesting term of the awards.

The Group recognizes compensation cost for awards with performance conditions if and when the Group concludes that it is probable that the performance condition will be achieved and should reassess the probability of vesting at each reporting period for awards with performance conditions and adjust compensation cost based on its probability assessment. The Group recognizes a cumulative catch-up adjustment for changes in its probability assessment in subsequent reporting periods.

The share-based awards to nonemployees are accounted for based on the fair value of the consideration received or the fair value of the award issued, whichever is more reliably measurable. Share-based compensation expense for share options granted to non-employees is measured at fair value at the earlier of the performance commitment date or the date service is completed and recognized over the period during which the service is provided. The Group applies the guidance in ASC 505-50 to re-measure share options granted to non-employees based on the then-current fair value at each reporting date until the service has been provided and the performance targets have been met.

Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Group recognizes share-based compensation over the vesting periods of the new awards, which comprises (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of original award, using either the original term or the new term, whichever is higher for each reporting period.

The Group adopts the Black-Scholes option pricing model to determine the fair value of share options, and determines the fair value of restricted share and restricted share units based on the fair value of the underlying ordinary shares at the grant date considering the dilutive effect of restricted share and restricted share units.

Forfeiture rates are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. The Group uses historical data to estimate pre-vesting option and restricted share unit forfeitures and record share-based compensation only for those awards that are expected to vest. Refer to Note 18 for further information regarding share-based compensation assumptions and expenses.

Income taxes

(z) Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income/(loss) in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group did not have significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of and for the years ended December 31, 2016, 2017 and 2018. Refer to Note 16 for details of the Group’s tax positions.

Employee social security and welfare benefits

(aa) Employee social security and welfare benefits

The Company's subsidiaries and consolidated VIEs in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. The relevant labor regulations require the Company's subsidiaries and consolidated VIEs in the PRC to pay the local labor and social welfare authorities monthly contributions at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor and social welfare authorities are responsible for meeting all retirement benefits obligations and the Company's subsidiaries and consolidated VIEs in the PRC have no further commitments beyond their monthly contributions. The contributions to the plan are expensed as incurred. Employee social security and welfare benefits included as cost and expenses in the consolidated statements of comprehensive income/(loss) were RMB72.6  million, RMB79.4 million and RMB84.3 million (US$12.3 million) for the years ended December 31, 2016, 2017 and 2018, respectively.

Other income - Others, net

(ab) Other income — Others, net

Other income —Others, net mainly represent government subsidies which primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions.  Such income has been recognized  when the grants are received and no further conditions need to be met.

Statutory reserves

(ac) Statutory reserves

In accordance with the laws applicable to China’s Foreign Investment Enterprises, those of the Company’s China-based subsidiaries that are considered under PRC law to be a wholly foreign-owned enterprise are required to make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

In accordance with the China Company Laws, those China-based subsidiaries of the Company that are considered under PRC law to be domestically funded enterprises, as well as the Company’s VIEs are required to make appropriations from their after-tax profit (as determined under PRC GAAP) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is at the discretion of the respective company.

General reserve fund and statutory surplus fund are restricted for set off against losses, expansion of production and operation or increase in the registered capital of the respective company. The Group has made appropriations of RMB7.6 million, RMB3.3 million and RMB6.4 million (US$0.9 million) to these funds for the years ended December 31, 2016, 2017 and 2018, respectively.

Related parties

(ad) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholders, or a related corporation.

Dividends

(ae) Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2016, 2017 and 2018, respectively. The Group does not have any present plan to pay dividends in the foreseeable future. The Group currently intends to retain the available funds and future earnings to operate and expand its business.

Net income/(loss) per share

(af) Net income/(loss) per share

The Group computes net income/(loss) per Class A and Class B ordinary share in accordance with ASC 260-10 Earnings Per Share: Overall, using the two class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As the liquidation and dividend rights are identical, the net incomes are allocated on a proportionate basis.

Basic net income/(loss) per share is computed by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares and contingently issuable shares outstanding during the period except that it does not include unvested restricted shares or repurchased ordinary shares subject to cancellation.

Diluted net income/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders, as adjusted for the effect of dilutive potential ordinary shares, if any, by the weighted average number of ordinary shares outstanding and dilutive potential ordinary shares during the period. Potential ordinary shares are excluded in the denominator of the diluted net income/(loss) per share calculation if their effects would be anti-dilutive.

Comprehensive income

(ag) Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income is reported in the consolidated statements of comprehensive income/(loss). Accumulated other comprehensive loss or income, as presented on the Group’s consolidated balance sheets, includes the foreign currency translation adjustment and fair value remeasurement for available-for-sale debt investments. The tax effects of pre-tax changes to other comprehensive income should be recorded net against the pre-tax changes in other comprehensive income.

Segment reporting

(ah) Segment reporting

The Group’s segments are business units that offer different services and are reviewed separately by the chief operating decision maker (the “CODM”) in deciding how to allocate resources and in assessing performance. The Group’s CODM has been identified as the Chief Executive Officer. As the Group’s long-lived assets and revenues are substantially located in and derived from the PRC, no geographical segments are presented.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run the Group’s business operations, which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on its organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

Recent accounting pronouncements

(ai) Recent accounting pronouncements

Leases. On February 25, 2016, the FASB issued ASU 2016-02 Leases, which requires an entity to recognize both assets and liabilities arising from finance and operating leases, along with additional qualitative and quantitative disclosures. ASU 2016-02 requires a lessee to recognize a liability in its balance sheet to make lease payments (a “lease liability”) and a right-of-use asset representing its right to use the underlying asset for the lease term. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest comparative period presented, or at the beginning of the period of adoption. ASU 2016-02 is required to be adopted at the beginning of the first quarter of fiscal year 2019. The Group expects to record a right-of-use asset of approximately RMB99.5 million (US$14.5 million) and a lease liability of approximately RMB99.5 million (US$14.5 million) upon the adoption of ASU 2016-02 on January 1, 2019, primarily related to the Group’s leased office space. The Group will use a modified retrospective approach and will not restate prior periods. The Group expects to implement new accounting policies as well as to elect certain practical expedients available to it under ASU 2016-02, including those related to capitalization thresholds and leases with terms of less than 12 months.

Financial Instruments-Credit Losses. In June 2016, the FASB issued ASU 2016-13 Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Group does not expect to adopt ASU 2016-13 early and is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures.

Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. In June 2018, the FASB issued ASU 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. Consistent with the accounting requirement for employee share-based payment awards, nonemployee share-based payment awards within the scope of Topic 718 are measured at grant-date fair value of the equity instruments that an entity is obligated to issue when the good has been delivered or the service has been rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied. This guidance is effective beginning after December 15, 2018, including interim periods within that fiscal year. Early application will be permitted, but no earlier than an entity’s adoption date of Topic 606. The Group is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures.

Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The amendments of ASU 2018-13 test the concepts in the proposed Concepts Statement and improve the effectiveness of disclosure requirements on fair value measurement by using those concepts. This guidance is effective beginning after December 15, 2019, including interim periods within that fiscal year. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this Update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this Update and delay adoption of the additional disclosures until their effective date. The Group is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures.

Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. Current GAAP provides a private company with an accounting alternative not to apply VIE guidance to leasing arrangements with entities under common control if certain criteria are met. The amendments expand the accounting alternative to include all private company common control arrangements if the common control parent and the legal entity being evaluated for consolidation are not public business entities. The amendments for determining whether a decision-making fee is a variable interest require reporting entities to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety (as currently required in GAAP). This guidance is effective beginning after December 15, 2019, including interim periods within that fiscal year. All entities are required to apply the amendments retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. Early adoption is permitted. The Group is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures.

Simplifying the Test for Goodwill Impairment. In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment. The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group does not expect to adopt ASU 2017-04 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.